Consolidated Interim Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - CAD ($)		Issued capital [member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2024		$ 76,391,417	$ (164,312)	$ 1,043,586	$ 23,534	$ (72,902,426)	$ 4,391,799
Balance, shares at Dec. 31, 2024	[1]	1,311
IfrsStatementLineItems [Line Items]
Shares, pre-funded warrants and warrants issued for cash, net		$ 20,852,213					20,852,213
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	4,167
Allocation to derivative warrants liabilities		$ (20,552,190)					(20,552,190)
Shares issued for cashless exercise of warrants		$ 14,531,624					14,531,624
Shares issued for cashless exercise of warrants, shares	[1]	652,767
Profit (loss) for the period						21,106,751	21,106,751
Shares issued pursuant to a Settlement agreement		$ 830,452					830,452
Shares issued pursuant to a Settlement agreement, shares	[1]	114,800
Shares issued for services		$ 2,006,196					2,006,196
Shares issued for services, shares	[1]	87,458
Share-based payments		$ 183,572		(137,422)			46,150
Share-based payments, shares		6
Share repurchase		$ (127,785)					(127,785)
Share repurchase, shares	[1]	(19,747)
Other comprehensive loss for the period			(59,143)		5,171		(53,972)
Balance at Jun. 30, 2025		$ 94,115,499	(223,455)	906,164	28,705	(51,795,675)	43,031,238
Balance, shares at Jun. 30, 2025	[1]	840,762
Balance at Dec. 31, 2025		$ 94,159,660	(350,710)	1,096,335	75,215	(59,980,132)	35,000,368
Balance, shares at Dec. 31, 2025	[1]	861,111
IfrsStatementLineItems [Line Items]
Profit (loss) for the period						(1,749,549)	(1,749,549)
Share-based payments		$ 261,775		(190,171)			71,604
Share-based payments, shares		6,852
Other comprehensive loss for the period			342,218		28,941		371,159
Shares issued for acquisition of Gilad R.G. Planning and Implementation of Technologies and Software 2025 Ltd. (See Note 4)		$ 139,390					139,390
Shares issued for acquisition of Gilad R.G. Planning and Implementation of Tehnologies and Software 2025 Ltd. (See Note 4), shares	[1]	169,811
Balance at Jun. 30, 2026		$ 94,299,050	$ (8,492)	$ 906,164	$ 104,156	$ (61,729,681)	$ 33,832,972
Balance, shares at Jun. 30, 2026	[1]	1,037,774

[1]	Adjusted to reflect one (1) for five hundreds (500) reverse stock split in April 2025 (see Note 1)